Subsequent Events	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Subsequent Events [Text Block]

14.           Subsequent Events

Subsequent to April 30, 2015, the Company entered into a factoring agreement with a commercial lender (the “Factoring Agreement”) whereby the Company will be able to borrow the lesser of (i) $750,000 or (ii) the sum of up to 80% of trade receivables, 60% of finished goods inventory, and 100% of any accepted side collateral, under certain terms and conditions as outlined in the Factoring Agreement. A director of the Company will be providing side collateral supporting a portion of the borrowings under the Factor Agreement.

Other than as noted above, there were no events or transactions requiring disclosure or adjustment in the condensed consolidated interim financial statements.

16.	Subsequent Events

Subsequent to January 31, 2015;

a)	The Company issued stock options to purchase an aggregate of 3,150,000 shares of common stock at an exercise price of $0.12 as to 1,500,000 shares and $0.112 as to 1,650,000 shares.